Convertible Notes and Demand Notes - Additional Information (Details) - USD ($)				1 Months Ended	2 Months Ended			3 Months Ended			5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2022	Sep. 19, 2022	Nov. 30, 2023	Feb. 28, 2023	Dec. 31, 2022	Feb. 28, 2022	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Nov. 30, 2023	Aug. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2023
Convertible Notes And Demand Notes [Line Items]
Warrant liabilities		$ 529,000				$ 529,000		$ 7,755,000					$ 7,755,000		$ 3,730,000	$ 529,000
Loss on extinguishment of convertible notes															$ 0	$ (52,000)
Common stock, shares issued (in shares)		6,143,294				6,143,294		17,482,174					17,482,174		17,454,353	6,143,294
Blaize Note Financing Agreement [Member] | RT Parties [Member]
Convertible Notes And Demand Notes [Line Items]
Amount of investment by separate third party group of investors to the agreement													$ 125,000,000
2022 Convertible Securities [Member] | Series D 2 Notes [Member]
Convertible Notes And Demand Notes [Line Items]
Price per which the outstanding principal amount can be converted		$ 10.4425				$ 10.4425										$ 10.4425
Debt instrument, face amount		$ 10,000,000				$ 10,000,000										$ 10,000,000
Debt instrument, convertible, liquidation preference, per share		$ 10.4425	$ 4.9717			$ 10.4425										$ 10.4425
Amount remaining debt instrument defined in equity		$ 20,800,000				$ 20,800,000										$ 20,800,000
Debt instrument aggregate outstanding amount			$ 31,900,000
Debt instrument convertible preference share			6,435,447
Purchase of preference share			756,172
Preferred stock, par value, (in dollars per share)			$ 4.9717
Provision of next equity financing			$ 10,000,000
Loss on extinguishment of convertible notes			52,000,000
Remaining amount debt instrument			20,800,000
Remaining debt instrument interest			600,000
Amount of convertible debt instrument			21,400,000
Debt instrument forfeited amount			200,000
Interest expenses on conversion debt			$ 100,000
2022 Convertible Securities [Member] | Series D 2 Notes [Member] | Warrant [Member]
Convertible Notes And Demand Notes [Line Items]
Warrant exercise price			$ 2.1618
Warrant liabilities			$ 1,600,000
2022 Convertible Securities [Member] | Convertible Debt [Member] | Series D 2 Notes [Member]
Convertible Notes And Demand Notes [Line Items]
Proceeds from Issuance of Debt												$ 30,800,000
Loss on extinguishment of convertible notes			$ 600,000
2022 Convertible Securities [Member] | Unsecured Debt [Member] | Series D 2 Notes [Member]
Convertible Notes And Demand Notes [Line Items]
Debt Instrument, Interest Rate During Period												10.00%
Pay-to-Play Convertible Notes [Member]
Convertible Notes And Demand Notes [Line Items]
Debt instrument, periodic payment, interest		5,000,000
Change in fair value of debt instrument								$ 65,000,000		$ 400,000			$ 1,300,000	$ 2,300,000	$ 2,700,000	500,000
Fair value adjustment of warrants														61,000,000	61,000,000
Restoration of common share incremental value															5,200,000
Pay-to-Play Convertible Notes [Member] | Maximum [Member]
Convertible Notes And Demand Notes [Line Items]
Debt instrument, periodic payment, interest		5,000,000
Pay-to-Play Convertible Notes [Member] | Minimum [Member]
Convertible Notes And Demand Notes [Line Items]
Debt instrument, periodic payment, interest		1,000,000
Pay-to-Play Convertible Notes [Member] | 2022 Note Purchase And Exchange Agreement [Member]
Convertible Notes And Demand Notes [Line Items]
Proceeds from Issuance of Debt					$ 9,300,000	$ 2,900,000	$ 9,300,000
Debt instrument, maturity date						Dec. 09, 2024
Raising capital of gross proceeds		5,000,000				$ 5,000,000										5,000,000
Pro rata basis of consideration		$ 20,000,000				$ 20,000,000										$ 20,000,000
2023 Convertible Note [Member]
Convertible Notes And Demand Notes [Line Items]
Proceeds from Issuance of Debt											$ 12,300,000
Exercise price of warrants								$ 11.5					$ 11.5
2023 Convertible Note [Member] | 2023 Note Purchase And Exchange Agreement [Member]
Convertible Notes And Demand Notes [Line Items]
Debt Instrument, Interest Rate During Period											10.00%
Change in fair value of debt instrument								$ 15,500		$ 1,200,000			$ 24,600	$ 1,200,000	6,900,000
Debt instrument maturity period											18 months
Percentage of price of the equity share																	80.00%
Percentage of conversion price																	80.00%
Per share based on defined valuation cap																	$ 11.5
Fair value of common stock															2,600,000
Debt Instrument Maturity Period											18 months
2023 Convertible Note [Member] | Restricted Stock Units (RSUs) [Member] | 2023 Note Purchase And Exchange Agreement [Member]
Convertible Notes And Demand Notes [Line Items]
Grant of restricted stock unit															6,000,000
Restricted stock unit vesting outstanding															$ 6,000,000
2023 Convertible Note [Member] | Common Stock [Member]
Convertible Notes And Demand Notes [Line Items]
Common stock, shares issued (in shares)															6
Demand Note [Member]
Convertible Notes And Demand Notes [Line Items]
Issue short term demand notes															$ 5,100,000
Short term demand note outstanding															$ 4,800,000
Percentage demand note outstanding															12.00%
Demand notes payable															$ 15,000,000
Repayments of Notes Payable									$ 5,000,000
10% secured convertible notes [Member]
Convertible Notes And Demand Notes [Line Items]
Proceeds from Issuance of Debt													$ 110,700,000
Debt Instrument, Interest Rate During Period													10.00%
Debt instrument, maturity date	Dec. 31, 2025
10% secured convertible notes [Member] | BurTech [Member]
Convertible Notes And Demand Notes [Line Items]
Proceeds from Issuance of Debt													$ 11,500,000
10% secured convertible notes [Member] | Outside Individual Third Parties [Member]
Convertible Notes And Demand Notes [Line Items]
Proceeds from Issuance of Debt													2,400,000
10% secured convertible notes [Member] | RT Parties [Member]
Convertible Notes And Demand Notes [Line Items]
Proceeds from Issuance of Debt													$ 96,800,000
Pay to Play warrants [Member] | Exchange Agreement [Member]
Convertible Notes And Demand Notes [Line Items]
Proceeds from Issuance of Warrants				$ 100,000